CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 14,300	$ 407,588
Restricted cash	1,470	1,587
Inventories	64,560,000	17,545,153
Accounts receivable, net		15,157,384
Accounts receivable, related party		9,571
Other receivables, net	3,702,861	4,182,706
Other receivables, related party	1,766,661	1,941,723
Prepayments, net	19,267	36,588
Total current assets	70,064,559	39,282,300
Non-current assets:
Operating lease, right-of-use asset	1,830,544	2,353,083
Prepayments		2,388,435
Property, plant and equipment, net	3,337,333	3,544,751
Intangible assets, net
Long-term investments		1,694,269
Total non-current assets	5,167,877	9,980,538
Total assets	75,232,436	49,262,838
Current liabilities:
Short-term loans - banks	146,341	273,713
Taxes payable	793,492	805,577
Accounts payable	34,156,360	318,729
Other payables and accrued liabilities	4,780,965	4,027,883
Other payables - related party	601,856
Operating lease liabilities - current	166,122	235,470
Customer deposits	2,976	3,020
Liability related to discontinued operation
Total current liabilities	40,648,112	5,664,392
Non-current liabilities:
Operating lease liability	1,667,556	2,141,421
Long-term loans – related party	773,950	834,950
Total other liabilities	2,441,506	2,976,371
Total liabilities	43,089,618	8,640,763
Shareholder’s equity
Ordinary shares, $1.00 par value, 500,000,000 shares authorized, 584,982 shares issued and outstanding as of December 31, 2024, 583,982 shares issued and outstanding as of December 31, 2023	584,982	583,982
Additional paid-in capital	94,863,300	93,828,090
Statutory reserves	2,143,252	2,143,252
Retained earnings	(66,356,798)	(56,832,015)
Accumulated other comprehensive loss	908,082	898,766
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	32,142,818	40,622,075
Non-controlling interests
Total Equity	32,142,818	40,622,075
Total liabilities and shareholders’ equity	$ 75,232,436	$ 49,262,838